Commitments, guarantees, contingencies and other disclosures - Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	₨ 105,786	$ 1,403	₨ 136,878
Oil And Gas [member] | Cairn India [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	31,464	417	55,104
Aluminium sector [member] | Lanjigarh Refinery (Phase II) [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	15,728	209	14,429
Aluminium sector [member] | Jharsuguda 125 MTPA smelter [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	4,140	55	4,600
Zinc sector [member] | Zinc India [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	9,123	121	19,351
Zinc sector [member] | Gamsberg mining & milling project [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	1,306	17	1,832
Copper sector [member] | Tuticorin Smelter 400 KTPA [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	27,913	370	27,941
Copper sector [member] | Other [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	₨ 16,112	$ 214	₨ 13,621